Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

Deferred tax assets (liability) as of March 31, 2024 and December 31, 2023 consist approximately of:

	March 31, 2024	December 31, 2023
	(Unaudited)
Loss on impairment of Assets	644,978	713,223
Net operating loss carryforwards	5,607,804	5,568,391
Operating lease liabilities	213,482	213,482
Operating lease assets	(213,482)	(213,482)
Deferred tax assets, Gross	6,252,782	6,281,614
Valuation allowance	(6,252,782)	(6,281,614)
Deferred tax assets, net	$-	$-

11. INCOME TAXES

Income tax expense for the years ended December 31, 2023 and 2022 consisted of the following:

	Year Ended December 31,
	2023	2022
Current:
Federal	$-	$-
State	-	2,400
Foreign	140,338	-
Total Current	$140,338	$2,400
Deferred:
Federal	$-	$-
State	-	-
Foreign	115,668	795,378
Total Deferred	$115,668	$795,378
Total provision for income taxes	$256,006	$797,778

Deferred tax assets (liability) as of December 31, 2023 and 2022 consist approximately of:

	December 31,	December 31,
	2023	2022
Loss on impairment of Assets	713,223	709,961
Net operating loss carryforwards	5,568,391	5,866,623
Tax credit of investment	-	-
Operating lease liabilities	213,482	213,482
Operating lease assets	(213,482)	(213,482)
Deferred tax assets, Gross	6,281,614	6,576,584
Valuation allowance	(6,281,614)	(6,459,474)
Deferred tax assets, net	-	117,110